Schedule II: Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts and sales credits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 225	$ 631	$ 581
Additions	579	1,240	1,128
Usage	(508)	(1,646)	(1,078)
Balance at End of Year	$ 296	$ 225	$ 631